The Nature of Expenses - Classification of Expenses by Nature (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses by nature [abstract]
Changes in inventories		₩ 125,576	₩ (143,513)	₩ 345,190
Purchases of raw materials and others		11,866,405	12,973,989	10,810,985
Depreciation and amortization		4,354,145	5,125,637	4,213,742
Outsourcing		1,312,558	1,159,520	922,565
Labor		3,595,835	3,714,001	3,439,608
Supplies and others		954,564	987,265	938,568
Utility		1,286,792	1,397,669	1,193,025
Fees and commissions		689,309	740,863	704,763
Freight cost		114,144	172,081	124,770
Advertising		61,725	67,092	76,404
Warranty		71,255	113,689	101,846
Travel		41,677	53,244	66,201
Taxes and dues		116,954	135,982	129,784
Others		702,166	678,424	773,532
Total	[1]	₩ 25,293,105	₩ 27,175,943	₩ 23,840,983

[1]	Total expenses consist of cost of sales, selling, administrative, research and development expenses.